Goodwill - Key Assumptions Used in Impairment Testing by CGU (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Percentage Incremental Increase Of After Tax W A C C	170.00%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows	240.00%
Cash Generating Units | Canada
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	11.90%	10.80%
Long-term growth rate of net operating cash flows	3.40%	3.40%
Cash Generating Units | ADT
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC		11.20%
Long-term growth rate of net operating cash flows		3.40%
Cash Generating Units | France
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	16.70%	14.60%
Long-term growth rate of net operating cash flows	2.60%	4.50%
Cash Generating Units | US | EPM US
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	15.20%	13.20%
Long-term growth rate of net operating cash flows	2.70%	3.40%
Cash Generating Units | US | ERP US
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	15.30%	13.40%
Long-term growth rate of net operating cash flows	2.70%	3.40%